Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	December 31, 2017	December 31, 2016
Cash	$6,715,996	$666,293
Cash equivalent	1,895,000	3,249,990
	$8,610,996	$3,916,283